Offerings - Offering: 1	Jul. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the Third Amended and Restated 2018 Stock Incentive Plan
Amount Registered	13,888
Proposed Maximum Offering Price per Unit	4.44
Maximum Aggregate Offering Price	$ 61,663
Fee Rate	0.01381%
Amount of Registration Fee	$ 9
Offering Note

a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the “Common Stock”) of Aptevo Therapeutics Inc. (the “Company”) that become issuable under the Third Amended and Restated 2018 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable.

b. Represents 13,888 shares of Common Stock reserved for issuance under the Third Amended and Restated 2018 Stock Incentive Plan.

c. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Stock Market on July 22, 2026.

d. The Registrant does not have any fee offsets.